Supplement Dated June 20, 2018
To The Prospectus Dated April 30, 2018

JNL Series Trust (The "Trust")

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Invesco Mid Cap Value Fund

On February 28 – March 2, 2018, the Board of Trustees (the "Board") of the Trust approved the proposed reorganization of the JNL/Invesco Mid Cap Value Fund (the "Invesco Fund" or the "Acquired Fund") into the JNL/MFS Mid Cap Value Fund (the "MFS Fund"), each a series of the Trust (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the Invesco Fund at a shareholders' meeting expected to be held on July 12, 2018.  If approved, it is expected that the Reorganization will take place on or about the close of business on August 10, 2018 (the "Closing Date").  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the Invesco Fund's assets and liabilities would be transferred to the MFS Fund in return for shares of the MFS Fund having an aggregate net asset value equal to the Invesco Fund's net assets as of the valuation date. These MFS Fund shares would be distributed pro rata to shareholders of the Invesco Fund in exchange for their fund shares. Invesco Fund shareholders on the Closing Date would thus become shareholders of the MFS Fund and receive shares of MFS Fund with a total net asset value equal to that of their shares of the Invesco Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Invesco Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the Invesco Fund or its shareholders. The Invesco Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Invesco Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Invesco Fund shareholders.

The Invesco Fund and the MFS Fund have similar investment objectives and employ similar investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the MFS Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Invesco Fund on or about June 19, 2018.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MFS Fund, nor is it a solicitation of any proxy.  For more information regarding the MFS Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The combined proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/MMRS Conservative Fund

On February 28 – March 2, 2018, the Board of Trustees (the "Board") of the Trust approved the proposed reorganization of the JNL/MMRS Conservative Fund (the "MMRS Conservative Fund") into the JNL/MMRS Moderate Fund (the "MMRS Moderate Fund"), each a series of the Trust (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the MMRS Conservative Fund at a shareholders' meeting expected to be held on July 12, 2018.  If approved, it is expected that the Reorganization will take place on or about the close of business on August 10, 2018 (the "Closing Date").  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the MMRS Conservative Fund's assets and liabilities would be transferred to the MMRS Moderate Fund in return for shares of the MMRS Moderate Fund having an aggregate net asset value equal to the MMRS Conservative Fund's net assets as of the valuation date. These MMRS Moderate Fund shares would be distributed pro rata to shareholders of the MMRS Conservative Fund in exchange for their fund shares. MMRS Conservative Fund shareholders on the Closing Date would thus become shareholders of the MMRS Moderate Fund and receive shares of MMRS Moderate Fund with a total net asset value equal to that of their shares of the MMRS Conservative Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The MMRS Conservative Fund will sell all of its portfolio securities prior to and in connection with the Reorganization. The sale of the portfolio securities will result in the recognition of gain or loss by the MMRS Conservative Fund, which will be allocated to the MMRS Conservative Fund's shareholders.  In the Reorganization, the MMRS Conservative Fund will transfer cash to the MMRS Moderate Fund in exchange for shares of the MMRS Moderate Fund.  Such exchange is not expected to result in any material adverse federal income tax consequences to shareholders of the MMRS Conservative Fund.

The MMRS Conservative Fund and the MMRS Moderate Fund have the same investment objectives and employ similar investment strategies in seeking to achieve those objectives.  The Funds also have identical risk profiles. A full description of the MMRS Moderate Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the MMRS Conservative Fund on or about June 19, 2018.

At its meeting on February 28 – March 2, 2018, the Board also approved the proposed reorganization of the JNL/MMRS Growth Fund into the MMRS Moderate Fund.  The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MMRS Moderate Fund, nor is it a solicitation of any proxy.  For more information regarding the MMRS Moderate Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com.  The combined proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/MMRS Growth Fund

On February 28 – March 2, 2018, the Board of Trustees (the "Board") of the Trust approved the proposed reorganization of the JNL/MMRS Growth Fund (the "MMRS Growth Fund") into the JNL/MMRS Moderate Fund (the "MMRS Moderate Fund), each a series of the Trust (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the MMRS Growth Fund at a shareholders' meeting expected to be held on July 12, 2018.  If approved, it is expected that the Reorganization will take place on or about the close of business on August 10, 2018 (the "Closing Date").  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the MMRS Growth Fund's assets and liabilities would be transferred to the MMRS Moderate Fund in return for shares of the MMRS Moderate Fund having an aggregate net asset value equal to the MMRS Growth Fund's net assets as of the valuation date. These MMRS Moderate Fund shares would be distributed pro rata to shareholders of the MMRS Growth Fund in exchange for their fund shares. MMRS Growth Fund shareholders on the Closing Date would thus become shareholders of the MMRS Moderate Fund and receive shares of MMRS Moderate Fund with a total net asset value equal to that of their shares of the MMRS Growth Fund on the Closing Date.  Shareholders will not pay any sales charges in connection with the Reorganization.

The MMRS Growth Fund will sell all of its portfolio securities prior to and in connection with the Reorganization. The sale of the portfolio securities will result in the recognition of gain or loss by the MMRS Growth Fund, which will be allocated to the MMRS Growth Fund's shareholders.  In the Reorganization, the MMRS Growth Fund will transfer cash to the MMRS Moderate Fund in exchange for shares of the MMRS Moderate Fund.  Such exchange is not expected to result in any material adverse federal income tax consequences to shareholders of the MMRS Growth Fund.

The MMRS Growth Fund and the MMRS Moderate Fund have the same investment objectives and employ similar investment strategies in seeking to achieve those objectives.  The Funds also have identical risk profiles. A full description of the MMRS Moderate Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the MMRS Growth Fund on or about June 19, 2018.

At its meeting on February 28 – March 2, 2018, the Board also approved the proposed reorganization of the JNL/MMRS Conservative Fund into the MMRS Moderate Fund.  The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MMRS Moderate Fund, nor is it a solicitation of any proxy.  For more information regarding the MMRS Moderate Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com.  The combined proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser, Investment Strategy, Investment Objective, Secondary Benchmark, Name, and Fundamental Policy Change for the JNL/MMRS Moderate Fund

On February 28 – March 2, 2018, the Board of Trustees (the "Board") of the Trust approved a change in sub-adviser for the JNL/MMRS Moderate Fund (the "Fund"), as well as corresponding changes to the Fund's investment objective, investment strategy, secondary benchmark, name, and a change to the Fund's fundamental policy regarding diversification (the "Strategy/Policy Changes"). In connection with the Strategy/Policy Changes, the Board approved amendments to the following agreements revising the Fund's advisory fee, sub-advisory fee, and administrative fee structures(collectively, the "Fee Change Amendments"):  1) Amended and Restated Investment Advisory and Management Agreement between the Trust and Jackson National Asset Management, LLC ("JNAM") ; 2)  Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price Associates, Inc. ("T. Rowe"), appointing T. Rowe as a sub-adviser for the Fund and; and 3) Amended and Restated Administration Agreement between the Trust and JNAM.  Shareholders will be sent a proxy statement containing additional information on the Strategy/Policy Changes and Fee Change Amendments.

The Strategy/Policy Changes that are being proposed will convert the Fund from a fund-of-funds that is designed to invest in a group of underlying funds that are advised by JNAM to an actively managed Fund.  As a result of the structural change from a fund-of-funds to an actively managed Fund, the Fund's advisory, sub-advisory, and administrative fees will change.  JNAM will continue to serve as its investment adviser and administrator, but T. Rowe will serve as the Fund's new sub-adviser and provide the day-to-day management for the Fund. The name of the Fund will change to the JNL/T. Rowe Price Managed Volatility Balanced Fund.

A full description of the Strategy/Policy Changes and Fee Change Amendments will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about June 19, 2018.   Shareholders will be asked to consider and vote on the Strategy/Policy Changes and Fee Change Amendments at a special meeting of shareholders expected to be held on July 12, 2018.  If approved by shareholders, the Strategy/Policy Changes and Fee Change Amendments will become effective on or around August 13, 2018. No assurance can be given that the Strategy/Policy Changes and Fee Change Amendments will be approved.

Sub-Adviser and Name Change for the JNL/Brookfield Global Infrastructure & MLP Fund

On February 28 – March 2, 2018, the Board of Trustees (the "Board") of the Trust approved a change in sub-adviser for the JNL/Brookfield Global Infrastructure & MLP Fund (the "Fund") and a change in the Fund's name.   Shareholders will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund.  Effective August 13, 2018, the Fund will be sub-advised by Colonial First State Asset Management (Australia) Limited and the name of the Fund will change to the JNL/First State Global Infrastructure Fund.  The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser Addition for the JNL Multi-Manager Alternative Fund

On February 28 – March 2, 2018, the Board of Trustees (the "Board") of the Trust approved the appointment of DoubleLine Capital LP ("DoubleLine") as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager Alternative Fund (the "Fund").  Effective August 13, 2018, DoubleLine will begin providing the day-to-day management for a new strategy within the Fund (the "DoubleLine Strategy").  There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of DoubleLine as a sub-adviser to the Fund.  Shareholders will be sent an Information Statement containing additional information regarding the sub-adviser addition for the DoubleLine Strategy within the Fund.  The sub-adviser addition is not subject to shareholder approval.

Sub-Adviser Change for the JNL Multi-Manager Small Cap Value Fund

On June 4 – June 6, 2018, the Board of Trustees (the "Board") of the Trust approved a change of sub-adviser for one of the strategies, or sleeves, within the JNL Multi-Manager Small Cap Value Fund (the "Fund").  On August 13, 2018, WCM Investment Management ("WCM") will replace PPM America, Inc. ("PPMA") as the sub-adviser for one of the strategies of the Fund (the "PPMA Small Cap Value Strategy"), which will be renamed the "WCM Small Cap Value Strategy," and WCM will begin providing the day-to-day management for the WCM Small Cap Value Strategy of the Fund. There are no changes to the sub-advisory arrangements with the other sub-advisers for the Fund as a result of the appointment of WCM as a sub-adviser to the Fund. Shareholders will be sent an Information Statement containing additional information regarding the change of sub-adviser for the PPMA Small Cap Value Strategy of the Fund. The change in sub-adviser is not subject to shareholder approval.

This Supplement is dated June 20, 2018.